CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
Cash, Cash Equivalents, and Short-term Investments [Abstract]
Schedule of Cash Cash Equivalents and Investments
	December 31,
	2023	2022

Cash and cash equivalents:
Cash	$79.8	$65.8
Money market funds	175.4	95.5
Short term deposits	282.5	34.7

Total Cash and cash equivalents	537.7	196.0

Short-term bank deposits:	52.5	431.1
Marketable securities:
Debt securities issued by the U.S. Treasury and other U.S. government agencies	661.2	819.3
Debt securities issued by other governments	60.3	118.3
Corporate debt securities	1,648.0	1,938.5

Total Marketable securities	2,369.5	2,876.1
Total Cash and cash equivalents, short-term bank deposits and marketable securities	$2,959.7	$3,503.2

Schedule of Contractual Obligation Fiscal Year Maturity
	December 31, 2023
	Amortized Cost	Gross unrealized gain	Gross unrealized loss	Fair Value

Contractual maturity year:
Within one year	$956.6	$-	$(16.8)	$939.8
After one year through five years	1,465.4	3.0	(38.7)	1,429.7

Total	$2,422.0	$3.0	$(55.5)	$2,369.5
	December 31, 2022
	Amortized Cost	Gross unrealized gain	Gross unrealized loss	Fair Value

Contractual maturity year:
Within one year	$1,024.9	$-	$(14.4)	$1,010.5
After one year through five years	1,974.5	0.1	(109.0)	1,865.6

Total	$2,999.4	$0.1	$(123.4)	$2,876.1